UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
The U.S. Government Money Market Portfolio

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,000.10 $0.43 $1,024.77 $0.44 0.09%

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. —
a
—
a
0.013 0.021 0.011 0.003
Net realized and unrealized gains
(losses)
a
........................ — (—) — — (—) —
Total from investment operations ........ —
a
—
a
0.013 0.021 0.011 0.003
Less distributions from:
Net investment income .............. (—)
a
(—)
a
(0.013) (0.021) (0.011) (0.003)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 0.01% 0.01% 1.29% 2.10% 1.15% 0.35%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.09% 0.09% 0.15% 0.15% 0.15% 0.15%
Net investment income ............... 0.01% —%
e
1.33% 2.09% 1.15% 0.35%
Supplemental data
Net assets, end of period (000’s) ........ $13,109,900 $11,811,420 $18,381,976 $23,218,541 $23,700,037 $21,564,546
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Statement of Investments (unaudited), December 31, 2021
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 58.8%
FFCB ,
a
1/13/22 ......................................................... $ 20,000,000 $ 19,999,933
b
FRN, 0.22%, (SOFRRATE + 0.17%), 3/15/22 ............................. 66,000,000 66,000,000
b
FRN, 0.25%, (SOFRRATE + 0.2%), 6/23/22 .............................. 100,000,000 100,000,000
b
FRN, 0.24%, (SOFRRATE + 0.19%), 7/14/22 ............................. 35,000,000 35,000,000
b
FRN, 0.195%, (SOFRRATE + 0.145%), 7/28/22 ........................... 9,000,000 9,000,000
b
FRN, 0.115%, (SOFRRATE + 0.065%), 11/18/22 .......................... 25,000,000 25,000,000
b
FRN, 0.09%, (SOFRRATE + 0.04%), 3/10/23 ............................. 14,000,000 14,000,000
268,999,933
FHLB ,
a
1/03/22 ......................................................... 132,150,000 132,149,841
a
1/04/22 ......................................................... 15,080,000 15,079,962
a
1/05/22 ......................................................... 294,900,000 294,898,667
a
1/06/22 ......................................................... 83,900,000 83,899,534
a
1/07/22 ......................................................... 267,082,000 267,080,064
a
1/12/22 ......................................................... 243,000,000 242,996,847
a
1/13/22 ......................................................... 125,500,000 125,498,327
a
1/14/22 ......................................................... 250,000,000 249,996,118
a
1/19/22 ......................................................... 100,000,000 99,997,800
a
1/21/22 ......................................................... 180,000,000 179,995,625
a
1/26/22 ......................................................... 562,000,000 561,986,670
a
1/28/22 ......................................................... 200,000,000 199,992,800
a
2/02/22 ......................................................... 264,900,000 264,888,537
a
2/04/22 ......................................................... 244,900,000 244,888,435
a
2/09/22 ......................................................... 249,900,000 249,886,735
a
2/11/22 ......................................................... 235,600,000 235,589,609
a
2/17/22 ......................................................... 164,200,000 164,190,353
a
2/18/22 ......................................................... 200,000,000 199,988,000
a
2/23/22 ......................................................... 194,900,000 194,885,653
a
3/03/22 ......................................................... 144,900,000 144,888,951
a
3/09/22 ......................................................... 200,000,000 199,980,644
a
3/11/22 ......................................................... 98,000,000 97,990,608
a
3/18/22 ......................................................... 171,900,000 171,882,218
a
4/01/22 ......................................................... 144,900,000 144,880,801
a
6/10/22 ......................................................... 100,400,000 100,344,222
b
FRN, 0.055%, (SOFRRATE + 0.005%), 3/11/22 ........................... 39,900,000 39,900,000
b
FRN, 0.105%, (SOFRRATE + 0.055%), 5/13/22 ........................... 50,000,000 50,000,000
b
FRN, 0.11%, (SOFRRATE + 0.06%), 11/18/22 ............................ 50,000,000 50,000,000
5,007,757,021
b
FHLMC ,
FRN, 0.21%, (SOFRRATE + 0.16%), 4/20/22 ............................. 195,000,000 195,000,000
FRN, 0.24%, (SOFRRATE + 0.19%), 5/11/22 ............................. 100,000,000 100,000,000
295,000,000
b
FNMA ,
FRN, 0.41%, (SOFRRATE + 0.36%), 1/20/22 ............................. 50,000,000 50,000,000
FRN, 0.35%, (SOFRRATE + 0.3%), 1/27/22 .............................. 50,000,000 50,000,000
FRN, 0.37%, (SOFRRATE + 0.32%), 4/27/22 ............................. 50,000,000 50,000,000
FRN, 0.28%, (SOFRRATE + 0.23%), 5/06/22 ............................. 50,000,000 50,000,000
200,000,000
a
U.S. Treasury Bills ,
1/11/22 ......................................................... 94,950,000 94,948,813
1/13/22 ......................................................... 84,610,000 84,608,590
1/18/22 ......................................................... 99,900,000 99,897,877
1/20/22 ......................................................... 194,630,000 194,624,745

The Money Market Portfolios
Statement of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

See abbreviations on page 11 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
1/27/22 ......................................................... $ 171,820,000 $ 171,813,795
2/01/22 ......................................................... 244,950,000 244,939,495
2/10/22 ......................................................... 94,950,000 94,945,253
2/22/22 ......................................................... 144,900,000 144,888,489
3/01/22 ......................................................... 194,900,000 194,883,325
3/03/22 ......................................................... 100,000,000 99,991,528
3/10/22 ......................................................... 239,900,000 239,875,974
3/17/22 ......................................................... 95,000,000 94,990,104
3/24/22 ......................................................... 79,300,000 79,291,872
5/12/22 ......................................................... 94,950,000 94,927,542
1,934,627,402
Total U.S. Government and Agency Securities (Cost $7,706,384,356) ..............
7,706,384,356
c
Repurchase Agreements 43.3%
Bank of New York Mellon Corp. (The), 0.05%, 1/03/22 (Maturity Value $300,001,250)
Collateralized by U.S. Treasury Note, 0.75% - 2.375%, 9/30/26 - 2/15/42 (valued at
$306,000,091) .................................................... 300,000,000 300,000,000
BNP Paribas Securities Corp., 0.01%, 1/03/22 (Maturity Value $625,000,521)
Collateralized by U.S. Treasury Note, 2.50%, 1/31/24 (valued at $637,943,605) ... 625,000,000 625,000,000
Deutsche Bank Securities, Inc., 0.01%, 1/03/22 (Maturity Value $85,000,071)
Collateralized by U.S. Treasury Bill, 2/08/22 - 6/16/22 (valued at $86,700,096) .... 85,000,000 85,000,000
Federal Reserve Bank of New York, 0.05%, 1/03/22 (Maturity Value $4,575,019,063)
Collateralized by U.S. Treasury Note, 0.125% - 2.375%, 1/31/23 - 5/15/29 (valued at
$4,575,019,098) ................................................... 4,575,000,000 4,575,000,000
Goldman Sachs & Co. LLC, 0.04%, 1/03/22 (Maturity Value $75,000,250)
Collateralized by U.S. Treasury Note, 2.75%, 2/15/24 (valued at $76,593,781) .... 75,000,000 75,000,000
HSBC Securities USA, Inc., 0.05%, 1/03/22 (Maturity Value $20,000,083)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.00%, 11/20/47 -
6/20/49 (valued at $20,400,000) ....................................... 20,000,000 20,000,000
Total Repurchase Agreements (Cost $5,680,000,000) ............................
5,680,000,000
Total Short Term Investments (Cost $13,386,384,356 ) ............................
13,386,384,356
a
Total Investments (Cost $13,386,384,356) 102.1% ...............................
$13,386,384,356
Other Assets, less Liabilities (2.1)% ...........................................
(276,484,059)
Net Assets 100.0% ...........................................................
$13,109,900,297
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2021 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $7,706,384,356
Unaffiliated repurchase agreements, at value and cost ............................................... 5,680,000,000
Cash .................................................................................... 68,770,364
Receivables:
Interest ................................................................................. 306,842
Affiliates ................................................................................ 35,153
Total assets .......................................................................... 13,455,496,715
Liabilities:
Payables:
Investment securities purchased .............................................................. 344,876,908
Capital shares redeemed ................................................................... 106,137
Management fees ......................................................................... 428,358
Trustees' fees and expenses ................................................................. 31,817
Distributions to shareholders ................................................................. 265
Accrued expenses and other liabilities ........................................................... 152,933
Total liabilities ......................................................................... 345,596,418
Net assets, at value ................................................................. $13,109,900,297
Net assets consist of:
Paid-in capital ............................................................................. $13,109,900,730
Total distributable earnings (losses) ............................................................. (433)
Net assets, at value ................................................................. $13,109,900,297
Shares outstanding ......................................................................... 13,109,902,330
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2021 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $6,124,105
Expenses:
Management fees (Note 3 a ) ................................................................... 9,525,746
Custodian fees (Note 4 ) ...................................................................... 12,235
Reports to shareholders fees .................................................................. 4,107
Registration and filing fees .................................................................... 543
Professional fees ........................................................................... 53,742
Trustees' fees and expenses .................................................................. 86,297
Other .................................................................................... 96,623
Total expenses ......................................................................... 9,779,293
Expense reductions (Note 4 ) ............................................................... (7,547)
Expenses waived/paid by affiliates (Note 3 and 3 c ) ............................................... (4,294,448)
Net expenses ......................................................................... 5,477,298
Net investment income ................................................................ 646,807
Net increase (decrease) in net assets resulting from operations .......................................... $646,807

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2021
(unaudited)
Year Ended
June 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $646,807 $614,238
Net realized gain (loss) ................................................. — (433)
Net increase (decrease) in net assets resulting from operations ................ 646,807 613,805
Distributions to shareholders .............................................. (646,807) (710,769)
Capital share transactions (Note 2 ) .......................................... 1,298,480,619 (6,570,459,167)
Net increase (decrease) in net assets ................................... 1,298,480,619 (6,570,556,131)
Net assets:
Beginning of period ..................................................... 11,811,419,678 18,381,975,809
End of period .......................................................... $13,109,900,297 $11,811,419,678

The Money Market Portfolios
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio

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Semiannual Report
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The shares of the Portfolio
are issued in private placements and are exempt from
registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Statement of
Investments, had been entered into on December 31, 2021.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2021,
the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the
Portfolio for the services.
c. Waiver and Expense Reimbursements
In efforts to prevent a negative yield, Advisers and Investor Services have voluntarily agreed to waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. Effective March 1, 2021, they have voluntarily agreed to further waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund in order
Six Months Ended
December 31, 2021
Year Ended
June 30, 2021
Shares sold ................................... $15,447,781,774 $33,535,340,757
Shares issued in reinvestment of distributions .......... 539,120 728,867
Shares redeemed ............................... (14,149,840,275) (40,106,528,791)
Net increase (decrease) .......................... $1,298,480,619 $(6,570,459,167)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
to maintain a minimum 1 basis point annualized yield. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield or maintain the current 1 basis point yield.
d. Other Affiliated Transactions
At December 31, 2021, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2021, the capital loss carryforwards were as follows:
At December 31, 2021, the cost of investments for book and income tax purposes was the same.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Shares
Percentage of
Outstanding
Shares
Institutional Fiduciary Trust – Money Market Portfolio ..... 9,426,768,209 71.9%
Franklin U.S. Government Money Fund ............... 3,683,134,121 28.1%
13,109,902,330 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $433
3. Transactions with Affiliates
(continued)
c. Waiver and Expense Reimbursements
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2021, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee

of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.     N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022